Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of Impaired Intangible Assets [Table Text Block]
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2018 and 2019	131,977	21,137	153,114
Accumulated impairment loss as of December 31, 2018 and 2019	(22,108)	(21,137)	(43,245)
Net as of December 31, 2018	109,869	—	109,869
Net as of December 31, 2019	109,869	—	109,869